Organization and Principal Activities (Details) ¥ in Thousands, $ in Millions				12 Months Ended
	May 07, 2020 USD ($)	Jan. 28, 2019 CNY (¥)	Jul. 24, 2018 CNY (¥)	Dec. 31, 2023	Sep. 18, 2023	Jan. 29, 2019	Nov. 16, 2018	Jul. 18, 2018	Jan. 01, 2018
Organization and Principal Activities [Line Items]
Agreement effective term, year				20 years
Term renewed				1 year
Scienjoy Verse Tech Ltd [Member]
Organization and Principal Activities [Line Items]
Owned subsidiary percentage				51.00%
SG, HX and LH [Member]
Organization and Principal Activities [Line Items]
Consideration of the transfer (in Yuan Renminbi) | ¥		¥ 32,000
Exclusive Business Cooperation Agreements [Member]
Organization and Principal Activities [Line Items]
Agreement effective term, year				20 years
Term extended				1 year
Mr He Xiaowu [Member] | Scienjoy Verse Tech Ltd [Member]
Organization and Principal Activities [Line Items]
Owned subsidiary percentage					51.00%
Share Exchange Agreement [Member] | Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Agrregate amount (in Dollars) | $	$ 19.4
Earn-out consideration (in Dollars) | $	$ 3.0
Kashgar Times [Member]
Organization and Principal Activities [Line Items]
Consideration of the transfer (in Yuan Renminbi) | ¥			¥ 10,000
Exclusive Option Agreements [Member]
Organization and Principal Activities [Line Items]
Agreement effective term, year				20 years
Term extended				1 year
Renewal extension, term year				1 year
Exclusive Business Cooperation Agreements [Member]
Organization and Principal Activities [Line Items]
Renewal extension, term year				1 year
Contractual Arrangements among WXZJ, QYHZ, and the Shareholders of QYHZ [Member]
Organization and Principal Activities [Line Items]
Agreement effective term, year				20 years
Term renewed				1 year
Business Combination [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage	100.00%
Business Combination [Member] | Sixiang Times (Beijing) Technology Co., Ltd [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage									65.00%
Business Combination [Member] | Holgus X [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage								100.00%
Business Combination [Member] | Kashgar Times [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage			100.00%
Business Combination [Member] | SG to HZ [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage							100.00%
Business Combination [Member] | HX and LH [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage							100.00%
Business Combination [Member] | SG, HX and LH [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage		100.00%
Equity interests acquired, percentage						100.00%
Business Combination [Member] | SG, HX and LH [Member] | WXBJ [Member]
Organization and Principal Activities [Line Items]
Equity interests acquired, percentage						100.00%
Business Combination [Member] | WXBJ [Member]
Organization and Principal Activities [Line Items]
Equity interests acquired, percentage						100.00%
Business Combination [Member] | Kashgar Times and Holgus X. [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage						100.00%
Business Combination [Member] | Kashgar Times and Holgus X. [Member] | WXBJ [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage						100.00%
Business Combination [Member] | SJ Verse Global Media LLC [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage					90.00%
Business Combination [Member] | ZH [Member]
Organization and Principal Activities [Line Items]
Equity interests acquired, percentage						100.00%
Business Combination [Member] | Share Exchange Agreement [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage	100.00%